UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-08245
                                                     ----------

                           Phoenix Equity Series Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
             --------------------------- --------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,                John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
         One American Row                            One American Row
       Hartford, CT 06103-2899                    Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------


                                                                  [LOGO OMITTED]
                                                                     PHOENIX

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT

Phoenix Growth & Income Fund








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                            |                   | DOCUMENT E-MAILED TO YOU?
                            |                   | ELIGIBLE SHAREHOLDERS CAN
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PHOENIX EQUITY SERIES FUND  | February 29, 2008 | PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED              NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS



Message to Shareholders ...............................................    1

Disclosure of Fund Expenses ...........................................    2

Portfolio Summary by Investment Sectors ...............................    3

Phoenix Growth & Income Fund ..........................................    3

Notes to Financial Statements .........................................   12

Board of Trustees' Consideration of Investment Advisory Agreement .....   16





--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:
      We are pleased to provide this report for the six months ended February 29, 2008. It includes valuable information about your Phoenix mutual fund(s)--such as performance and fee-related data, and information about the fund's portfolio holdings and transactions for the reporting period.
      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.
      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.
      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.
      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.
      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,


/s/ George R. Aylward
-----------------------------------
George R. Aylward
President, PhoenixFunds

MARCH 2008

                          PHOENIX GROWTH & INCOME FUND

                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                (FOR THE SIX-MONTH PERIOD OF SEPTEMBER 1, 2007 TO
                               FEBRUARY 29, 2008)


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES
     This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning             Ending                       Expenses
                     Account             Account         Annualized     Paid
                      Value               Value           Expense      During
                September 1, 2007    February 29, 2008     Ratio       Period*
--------------------------------------------------------------------------------
PHOENIX GROWTH & INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class A            $1,000.00           $  926.40           1.39%       $ 6.66
Class B             1,000.00              922.50           2.12         10.13
Class C             1,000.00              922.50           2.13         10.18
Class I++           1,000.00              912.20           1.22          3.44

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A             1,000.00            1,017.87           1.39          7.00
Class B             1,000.00            1,014.19           2.12         10.67
Class C             1,000.00            1,014.14           2.13         10.72
Class I++           1,000.00            1,018.72           1.22          6.14

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

++ INCEPTION DATE IS NOVEMBER 13, 2007.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX GROWTH & INCOME FUND

                 ---------------------------------------------------
                               SECTOR WEIGHTINGS*

                  Financials                                   20%
                  Information Technology                       16%
                  Energy                                       14%
                  Industrials                                  12%
                  Health Care                                  11%
                  Consumer Discretionary                        9%
                  Consumer Staples                              8%
                  Other (includes short-term investments)      10%

                  *As a % of total investments.
                 ---------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
DOMESTIC COMMON STOCKS--97.8%

AEROSPACE & DEFENSE--5.1%
Boeing Co. (The) ...............................          35,000     $  2,898
General Dynamics Corp. .........................           8,200          671
Honeywell International, Inc. ..................          29,800        1,715
Lockheed Martin Corp. ..........................          22,800        2,353
Northrop Grumman Corp. .........................          13,700        1,077
Raytheon Co. ...................................          15,600        1,011
United Technologies Corp. ......................          54,300        3,829
                                                                     --------
                                                                       13,554
                                                                     --------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc. Class B ............           9,300          653

AIRLINES--0.1%
AMR Corp.(b) ...................................          18,700          240
Continental Airlines, Inc. Class B(b) ..........           6,700          162
                                                                     --------
                                                                          402
                                                                     --------
APPAREL RETAIL--0.5%
Abercrombie & Fitch Co. Class A ................           2,100          163
Aeropostale, Inc.(b) ...........................           5,700          153
Gap, Inc. (The) ................................          42,800          863
Men's Wearhouse, Inc. (The) ....................           7,600          175
                                                                     --------
                                                                        1,354
                                                                     --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Coach, Inc.(b) .................................          13,100          397
VF Corp. .......................................           8,000          609
                                                                     --------
                                                                        1,006
                                                                     --------

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
ASSET MANAGEMENT & CUSTODY BANKS--3.6%
American Capital Strategies Ltd. ...............           6,100     $    221
Ameriprise Financial, Inc. .....................          13,700          694
Bank of New York Mellon Corp. (The) ............          44,254        1,941
Federated Investors, Inc. Class B ..............          14,700          597
Franklin Resources, Inc. .......................          14,300        1,350
Legg Mason, Inc. ...............................          10,100          667
Northern Trust Corp. ...........................          18,800        1,271
SEI Investments Co. ............................          22,100          553
State Street Corp. .............................          26,800        2,105
                                                                     --------
                                                                        9,399
                                                                     --------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b) ..................................          30,500          841

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(b) ..............................          40,100          262
Thor Industries, Inc. ..........................           8,300          253
                                                                     --------
                                                                          515
                                                                     --------
BIOTECHNOLOGY--0.8%
Cephalon, Inc.(b) ..............................          15,800          953
OSI Pharmaceuticals, Inc.(b) ...................          31,500        1,133
                                                                     --------
                                                                        2,086
                                                                     --------
BREWERS--0.7%
Anheuser-Busch Cos., Inc. ......................          36,600        1,724

BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B ..............................          61,800        1,410

COAL & CONSUMABLE FUELS--0.4%
Massey Energy Co. ..............................          29,500        1,129


                       See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. ....................          22,400     $    713

COMMUNICATIONS EQUIPMENT--1.9%
Cisco Systems, Inc.(b) .........................         179,300        4,370
Corning, Inc. ..................................          11,600          269
JDS Uniphase Corp.(b) ..........................          28,900          380
                                                                     --------
                                                                        5,019
                                                                     --------
COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc. .............................          22,200          955
RadioShack Corp. ...............................          30,500          532
                                                                     --------
                                                                        1,487
                                                                     --------
COMPUTER HARDWARE--4.2%
Hewlett-Packard Co. ............................          92,200        4,404
International Business Machines Corp. ..........          56,300        6,410
NCR Corp.(b) ...................................           9,600          213
                                                                     --------
                                                                       11,027
                                                                     --------
COMPUTER STORAGE & PERIPHERALS--0.5%
Emulex Corp.(b) ................................          32,000          476
Network Appliance, Inc.(b) .....................          26,400          571
QLogic Corp.(b) ................................          18,500          293
                                                                     --------
                                                                        1,340
                                                                     --------
CONSTRUCTION & ENGINEERING--0.2%
Perini Corp.(b) ................................          12,700          476

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
AGCO Corp.(b) ..................................          12,200          791
Cummins, Inc. ..................................           4,400          222
Toro Co. (The) .................................          11,000          530
                                                                     --------
                                                                        1,543
                                                                     --------
CONSUMER FINANCE--0.3%
American Express Co. ...........................          17,800          753

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc. ................          33,200        1,326
Electronic Data Systems Corp. ..................          40,900          709
Metavante Technologies, Inc.(b) ................          21,000          455
                                                                     --------
                                                                        2,490
                                                                     --------
DISTRIBUTORS--0.2%
Genuine Parts Co. ..............................          13,800          569

DIVERSIFIED BANKS--1.4%
U.S. Bancorp ...................................          20,800          666
Wells Fargo & Co. ..............................         102,000        2,982
                                                                     --------
                                                                        3,648
                                                                     --------


                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
DIVERSIFIED CHEMICALS--1.4%
Dow Chemical Co. (The) .........................          22,500     $    848
Du Pont (E.I.) de Nemours & Co. ................          41,100        1,908
PPG Industries, Inc. ...........................          15,500          961
                                                                     --------
                                                                        3,717
                                                                     --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp. .........................           8,000          699

DIVERSIFIED METALS & MINING--0.4%
Southern Copper Corp. ..........................           8,800        1,004

ELECTRIC UTILITIES--1.4%
FirstEnergy Corp. ..............................          46,200        3,123
Progress Energy, Inc. ..........................          14,600          612
                                                                     --------
                                                                        3,735
                                                                     --------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Acuity Brands, Inc. ............................           4,100          182
Emerson Electric Co. ...........................          48,900        2,492
GrafTech International Ltd.(b) .................          10,300          165
                                                                     --------
                                                                        2,839
                                                                     --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(b) ..................          21,700          664

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd. ..........................          14,100          464

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste Industries, Inc.(b) ...............          19,400          201
Waste Management, Inc. .........................          24,100          791
                                                                     --------
                                                                          992
                                                                     --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Terra Industries, Inc.(b) .......................         10,000          452

FOOD RETAIL--0.5%
Kroger Co. (The) ...............................          31,000          752
SUPERVALU, Inc. ................................          18,500          485
                                                                     --------
                                                                        1,237
                                                                     --------
FOOTWEAR--0.6%
Nike, Inc. Class B .............................          25,800        1,553

GENERAL MERCHANDISE STORES--0.1%
Big Lots, Inc.(b) ..............................          19,000          320

HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc. .....................          26,900        1,588

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(b) ................           4,500          199

HOME IMPROVEMENT RETAIL--0.2%
Sherwin-Williams Co. (The) .....................           9,800          507


                       See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
HOUSEHOLD APPLIANCES--0.3%
Stanley Works (The) ............................           9,600     $    466
Whirlpool Corp. ................................           5,200          439
                                                                     --------
                                                                          905
                                                                     --------
HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The) ...............................          25,000        1,455
Kimberly-Clark Corp. ...........................           9,900          645
Procter & Gamble Co. (The) .....................          18,700        1,238
                                                                     --------
                                                                        3,338
                                                                     --------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. ........................          22,300          506

HYPERMARKETS & SUPER CENTERS--0.8%
BJ's Wholesale Club, Inc.(b) ...................          22,800          720
Wal-Mart Stores, Inc. ..........................          28,200        1,398
                                                                     --------
                                                                        2,118
                                                                     --------
INDUSTRIAL CONGLOMERATES--1.3%
3M Co. .........................................           6,800          533
General Electric Co. ...........................          15,800          524
Teleflex, Inc. .................................           6,200          350
Tyco International Ltd. ........................          49,025        1,964
                                                                     --------
                                                                        3,371
                                                                     --------
INDUSTRIAL MACHINERY--1.4%
Dover Corp. ....................................          13,100          544
Eaton Corp. ....................................          23,300        1,879
Gardner Denver, Inc.(b) ........................           8,600          317
Parker Hannifin Corp. ..........................          15,650        1,011
                                                                     --------
                                                                        3,751
                                                                     --------
INSURANCE BROKERS--0.3%
AON Corp. ......................................          19,800          824

INTEGRATED OIL & GAS--10.2%
Chevron Corp. ..................................          18,000        1,560
ConocoPhillips .................................          57,200        4,731
Exxon Mobil Corp. ..............................         151,900       13,217
Marathon Oil Corp. .............................          10,600          563
Occidental Petroleum Corp. .....................          87,000        6,731
                                                                     --------
                                                                       26,802
                                                                     --------
INTEGRATED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc. .....................................         185,635        6,466
Qwest Communications International, Inc. .......          69,300          374
Verizon Communications, Inc. ...................          32,900        1,195
Windstream Corp. ...............................         107,000        1,258
                                                                     --------
                                                                        9,293
                                                                     --------


                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
INTERNET RETAIL--0.3%
Expedia, Inc.(b) ...............................           8,200     $    188
IAC/InterActiveCorp.(b) ........................          27,200          541
                                                                     --------
                                                                          729
                                                                     --------
INTERNET SOFTWARE & SERVICES--0.7%
eBay, Inc.(b) ..................................          68,000        1,793

INVESTMENT BANKING & BROKERAGE--1.1%
Charles Schwab Corp. (The) .....................          27,200          534
Goldman Sachs Group, Inc. (The) ................          10,100        1,713
TD Ameritrade Holding Corp.(b) .................          30,500          558
                                                                     --------
                                                                        2,805
                                                                     --------
LEISURE PRODUCTS--0.1%
Hasbro, Inc. ...................................           9,000          232

LIFE & HEALTH INSURANCE--3.7%
AFLAC, Inc. ....................................          21,100        1,317
Lincoln National Corp. .........................          26,900        1,375
MetLife, Inc. ..................................          58,500        3,408
Principal Financial Group, Inc. (The) ..........          23,000        1,270
Prudential Financial, Inc. .....................          27,100        1,977
StanCorp Financial Group, Inc. .................           4,700          231
Unum Group .....................................           8,500          195
                                                                     --------
                                                                        9,773
                                                                     --------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Invitrogen Corp.(b) ............................           6,700          566
Thermo Fisher Scientific, Inc.(b) ..............           8,900          498
                                                                     --------
                                                                        1,064
                                                                     --------
MANAGED HEALTH CARE--2.2%
Aetna, Inc. ....................................          32,200        1,597
CIGNA Corp. ....................................          21,900          976
Coventry Health Care, Inc.(b) ..................           5,100          265
UnitedHealth Group, Inc. .......................          29,300        1,362
WellPoint, Inc.(b) .............................          21,100        1,479
                                                                     --------
                                                                        5,679
                                                                     --------
METAL & GLASS CONTAINERS--0.3%
Ball Corp. .....................................           5,800          256
Owens-Illinois, Inc.(b) ........................           7,800          440
                                                                     --------
                                                                          696
                                                                     --------
MORTGAGE REITS--0.8%
Annaly Capital Management, Inc. ................          70,100        1,450
iStar Financial, Inc. ..........................          31,000          611
                                                                     --------
                                                                        2,061
                                                                     --------
                       See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
MOVIES & ENTERTAINMENT--2.8%
Time Warner, Inc. ..............................         133,800     $  2,088
Viacom, Inc. Class B(b) ........................          60,100        2,389
Walt Disney Co. (The) ..........................          91,600        2,969
                                                                     --------
                                                                        7,446
                                                                     --------
MULTI-LINE INSURANCE--1.6%
American International Group, Inc. .............          81,000        3,796
Genworth Financial, Inc. Class A ...............           8,000          185
Hartford Financial Services Group, Inc. (The) ..           4,800          336
                                                                     --------
                                                                        4,317
                                                                     --------
MULTI-UTILITIES--1.0%
Consolidated Edison, Inc. ......................          14,000          572
Public Service Enterprise Group, Inc. ..........          47,800        2,108
                                                                     --------
                                                                        2,680
                                                                     --------
OFFICE ELECTRONICS--0.1%
Xerox Corp. ....................................          12,100          178

OIL & GAS DRILLING--0.9%
ENSCO International, Inc. ......................           5,700          341
Transocean, Inc.(b) ............................          14,800        2,080
                                                                     --------
                                                                        2,421
                                                                     --------
OIL & GAS EQUIPMENT & SERVICES--1.0%
Dresser-Rand Group, Inc.(b) ....................          11,600          395
National Oilwell Varco, Inc.(b) ................          27,100        1,688
Tidewater, Inc. ................................          12,000          674
                                                                     --------
                                                                        2,757
                                                                     --------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Devon Energy Corp. .............................           2,800          287
Noble Energy, Inc. .............................           3,200          248
Stone Energy Corp.(b) ..........................           6,900          350
W&T Offshore, Inc. .............................          19,500          692
                                                                     --------
                                                                        1,577
                                                                     --------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp. ............................          17,800        1,028

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp. ..........................         151,900        6,037
Citigroup, Inc. ................................          17,401          413
JPMorgan Chase & Co. ...........................         126,800        5,154
                                                                     --------
                                                                       11,604
                                                                     --------
PAPER PACKAGING--0.5%
Packaging Corp. of America .....................          23,000          524
Sonoco Products Co. ............................          24,400          688
                                                                     --------
                                                                        1,212
                                                                     --------

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
PERSONAL PRODUCTS--0.2%
NBTY, Inc.(b) ..................................          16,600     $    474

PHARMACEUTICALS--7.3%
Abbott Laboratories ............................           7,600          407
Bristol-Myers Squibb Co. .......................          74,900        1,693
Endo Pharmaceuticals Holdings, Inc.(b) .........          14,100          370
Forest Laboratories, Inc.(b) ...................          23,100          919
Johnson & Johnson ..............................          91,200        5,651
King Pharmaceuticals, Inc.(b) ..................          14,900          158
Lilly (Eli) & Co. ..............................          11,700          585
Merck & Co., Inc. ..............................          95,800        4,244
Pfizer, Inc. ...................................         211,900        4,721
Wyeth ..........................................          13,800          602
                                                                     --------
                                                                       19,350
                                                                     --------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. ..............................          17,000          289

PROPERTY & CASUALTY INSURANCE--1.5%
Chubb Corp. (The) ..............................           9,900          504
Cincinnati Financial Corp. .....................           9,600          357
Mercury General Corp. ..........................          12,700          579
Philadelphia Consolidated Holding Co.(b) .......           5,800          196
Travelers Cos., Inc. (The) .....................          48,800        2,265
                                                                     --------
                                                                        3,901
                                                                     --------
RAILROADS--0.2%
Norfolk Southern Corp. .........................          11,800          624

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc. .......................           3,000          229

REGIONAL BANKS--0.9%
Bank of Hawaii Corp. ...........................           3,500          168
Fifth Third Bancorp ............................          19,600          449
KeyCorp ........................................          22,700          500
National City Corp. ............................          28,800          457
Regions Financial Corp. ........................          25,500          541
SunTrust Banks, Inc. ...........................           5,100          296
                                                                     --------
                                                                        2,411
                                                                     --------
RESTAURANTS--1.3%
McDonald's Corp. ...............................          63,200        3,420

SEMICONDUCTOR EQUIPMENT--0.9%
Applied Materials, Inc. ........................          78,700        1,509
MEMC Electronic Materials, Inc.(b) .............           6,500          496
Novellus Systems, Inc.(b) ......................          22,800          503
                                                                     --------
                                                                        2,508
                                                                     --------

                       See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
SEMICONDUCTORS--2.1%
Amkor Technology, Inc.(b) ......................          27,200     $    318
Integrated Device Technology, Inc.(b) ..........          38,000          319
Intel Corp. ....................................         128,900        2,572
NVIDIA Corp.(b) ................................          30,500          652
Texas Instruments, Inc. ........................          51,900        1,555
                                                                     --------
                                                                        5,416
                                                                     --------
SOFT DRINKS--1.7%
Coca-Cola Co. (The) ............................          29,300        1,713
Coca-Cola Enterprises, Inc. ....................          63,700        1,556
Pepsi Bottling Group, Inc. (The) ...............          30,500        1,037
PepsiCo, Inc. ..................................           2,600          181
                                                                     --------
                                                                        4,487
                                                                     --------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc. ....................          22,400          362
Sunstone Hotel Investors, Inc. .................          10,900          171
                                                                     --------
                                                                          533
                                                                     --------
SPECIALTY CHEMICALS--0.4%
H.B. Fuller Co. ................................          13,700          312
Lubrizol Corp. (The) ...........................          13,900          810
                                                                     --------
                                                                        1,122
                                                                     --------
STEEL--0.4%
AK Steel Holding Corp. .........................          19,400        1,021

SYSTEMS SOFTWARE--4.3%
BMC Software, Inc.(b) ..........................          15,100          487
McAfee, Inc.(b) ................................           7,100          236
Microsoft Corp. ................................         259,100        7,053
Oracle Corp.(b) ................................         133,300        2,506
Symantec Corp.(b) ..............................          69,100        1,164
                                                                     --------
                                                                       11,446
                                                                     --------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b) .....................           4,500          147


                                                                      VALUE
                                                          SHARES      (000)
                                                         --------    --------
TOBACCO--2.2%
Altria Group, Inc. .............................          34,200     $  2,501
Loews Corp. - Carolina Group ...................          25,200        1,897
Reynolds American, Inc. ........................           4,500          287
Universal Corp. ................................          20,500        1,167
                                                                     --------
                                                                        5,852
                                                                     --------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Telephone & Data Systems, Inc. .................           7,700          361
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $214,481)                                            257,659
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.4%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden) .........................           7,700          385

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology (Singapore) .................          26,200          565

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A
(United States) ................................           6,400          268

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United States) .........          40,800        1,438

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States) .................          14,800          619

PROPERTY & CASUALTY INSURANCE--0.2%
XL Capital Ltd. Class A (United States) ........          14,200          512
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,528)                                                3,787
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $219,009)                                            261,446
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $219,009)                                            261,446(a)

Other assets and liabilities, net--0.8%                                 2,053
                                                                     --------
NET ASSETS--100.0%                                                   $263,499
                                                                     ========

ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $54,923 and gross depreciation of $14,132 for federal income tax purposes. At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $220,655.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F, "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


(Reported in thousands except per share amounts)



ASSETS
Investment securities at value (Identified cost $219,009)            $261,446
Receivables
  Investment securities sold                                            3,561
  Dividends                                                               613
  Fund shares sold                                                         41
Prepaid expenses                                                           33
Other assets                                                               23
                                                                     --------
  Total assets                                                        265,717
                                                                     --------
LIABILITIES
Cash overdraft                                                            306
Payables
  Investment securities purchased                                       1,090
  Fund shares repurchased                                                 424
  Investment advisory fee                                                 125
  Distribution and service fees                                            88
  Transfer agent fee                                                       70
  Professional fee                                                         27
  Trustee deferred compensation plan                                       23
  Administration fee
  Trustees' fee                                                            --*
  Other accrued expenses                                                   45
                                                                     --------
  Total liabilities                                                     2,218
                                                                     --------
NET ASSETS                                                           $263,499
                                                                     ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $259,879
Undistributed net investment income                                       739
Accumulated net realized loss                                         (39,556)
Net unrealized appreciation                                            42,437
                                                                     --------
NET ASSETS                                                           $263,499
                                                                     ========

CLASS A
Net asset value per share                                              $16.71
Offfering price per share $16.71/(1-5.75%)                             $17.73
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                              10,200
Net Assets                                                           $170,482

CLASS B
Net asset value and offering price per share                           $15.95
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                               1,118
Net Assets                                                           $ 17,830

CLASS C
Net asset value and offering price per share                           $15.96
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                               2,984
Net Assets                                                           $ 47,621

CLASS I
Net asset value and offering price per share                           $16.73
Shares of beneficial interest outstanding, no par value,
  unlimited authorization                                               1,648
Net Assets                                                           $ 27,566



                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2008
                                  (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Dividends                                                            $  2,864
Interest                                                                   40
Security lending                                                            4
                                                                     --------
     Total investment income                                            2,908
                                                                     --------
EXPENSES
Investment advisory fee                                                 1,047
Service fees, Class A                                                     232
Distribution and service fees, Class B                                    110
Distribution and service fees, Class C                                    262
Administration fee                                                        116
Transfer agent                                                            250
Professional                                                              131
Printing                                                                   51
Trustees                                                                   48
Custodian                                                                  35
Registration                                                               29
Miscellaneous                                                              14
                                                                     --------
     Total expenses                                                     2,325
Less expenses reimbursed by investment adviser                           (179)
Custodian fees paid indirectly                                             --*
                                                                     --------
     Net expenses                                                       2,146
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                              762
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 2,240
Net change in unrealized appreciation (depreciation)
  on investments                                                      (24,602)
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        (22,362)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(21,600)
                                                                     ========

*Amount is less than $500.


                       See Notes to Financial Statements
8

Phoenix Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             Six Months
                                                               Ended
                                                           February 29, 2008       Year Ended
                                                             (Unaudited)         August 31, 2007
                                                        --------------------    ----------------
(Reported in thousands)
FROM OPERATIONS
  Net investment income (loss)                                 $    762              $    942
  Net realized gain (loss)                                        2,240                28,032
  Net change in unrealized appreciation (depreciation)          (24,602)                7,072
                                                               --------              --------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                            (21,600)               36,046
                                                               --------              --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                   (457)               (1,813)
  Net investment income, Class B                                    (29)                  (69)
  Net investment income, Class C                                    (65)                 (105)
                                                               --------              --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS          (551)               (1,987)
                                                               --------              --------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from shares sold (461 and 1,909 shares,
     respectively)                                                8,357                33,944
  Net asset value of shares issued from reinvestment of
     distributions (21 and 95 shares, respectively)                 397                 1,668
  Proceeds from shares issued in conjunction with Plan of
     Reorganization (309 and 0 shares, respectively)
     (See Note 9)                                                 5,597                    --
  Cost of shares repurchased (1,014 and 2,124 shares,
     respectively)                                              (18,231)              (37,243)
                                                               --------              --------
Total                                                            (3,880)               (1,631)
                                                               --------              --------
CLASS B
  Proceeds from shares sold (35 and 115 shares, respectively)       607                 1,935
  Net asset value of shares issued from reinvestment of
     distributions (2 and 4 shares, respectively)                    26                    63
  Proceeds from shares issued in conjunction with Plan of
     Reorganization (74 and 0 shares, respectively)
     (See Note 9)                                                 1,285                    --
  Cost of shares repurchased (422 and 1,433 shares,
     respectively)                                               (7,270)              (23,995)
                                                               --------              --------
Total                                                            (5,352)              (21,997)
                                                               --------              --------
CLASS C
  Proceeds from shares sold (43 and 83 shares, respectively)        761                 1,395
  Net asset value of shares issued from reinvestment of
     distributions (3 and 6 shares, respectively)                    53                    97
  Proceeds from shares issued in conjunction with Plan of
     Reorganization (76 and 0 shares, respectively)
     (See Note 9)                                                 1,319                    --
  Cost of shares repurchased (249 and 735 shares,
     respectively)                                               (4,287)              (12,276)
                                                               --------              --------
Total                                                            (2,154)              (10,784)
                                                               --------              --------
CLASS I
  Proceeds from shares sold (10 and 0 shares, respectively)         177                    --
  Proceeds from shares issued in conjunction with Plan of
     Reorganization (1,954 and 0 shares, respectively)           35,381                    --
  Cost of shares repurchased (316 and 0 shares,
     respectively)                                               (5,586)                   --
                                                               --------              --------
Total                                                            29,972                    --
                                                               --------              --------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      18,586               (34,412)
                                                               --------              --------
  NET INCREASE (DECREASE) IN NET ASSETS                          (3,565)                 (353)

NET ASSETS
  Beginning of period                                           267,064               267,417
                                                               --------              --------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $739 AND $528, RESPECTIVELY)                    $263,499              $267,064
                                                               ========              ========

                       See Notes to Financial Statements

                           PHOENIX EQUITY SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                 OF PERIOD    (LOSS)(1)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
====================================================================================================================================
--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
9/1/07 to 2/29/08                 $18.08      $ 0.07         $(1.40)      $(1.33)      $(0.04)           --          $(0.04)
9/1/06 to 8/31/07                  15.96        0.10           2.20         2.30        (0.18)           --           (0.18)
9/1/05 to 8/31/06                  14.74        0.13           1.19         1.32        (0.10)           --           (0.10)
9/1/04 to 8/31/05                  13.15        0.12           1.57         1.69        (0.10)           --           (0.10)
9/1/03 to 8/31/04                  11.86        0.09           1.30         1.39        (0.10)           --           (0.10)
9/1/02 to 8/31/03                  10.86        0.09           0.91         1.00           --            --              --

CLASS B
9/1/07 to 2/29/08                 $17.31      $   --(5)      $(1.34)      $(1.34)      $(0.02)           --          $(0.02)
9/1/06 to 8/31/07                  15.26       (0.02)          2.10         2.08        (0.03)           --           (0.03)
9/1/05 to 8/31/06                  14.13        0.01           1.14         1.15        (0.02)           --           (0.02)
9/1/04 to 8/31/05                  12.61        0.01           1.51         1.52           --            --              --
9/1/03 to 8/31/04                  11.38       (0.01)          1.25         1.24        (0.01)           --           (0.01)
9/1/02 to 8/31/03                  10.50        0.01           0.87         0.88           --            --              --

CLASS C
9/1/07 to 2/29/08                 $17.31      $   --(5)      $(1.33)      $(1.33)      $(0.02)           --          $(0.02)
9/1/06 to 8/31/07                  15.26       (0.03)          2.11         2.08        (0.03)           --           (0.03)
9/1/05 to 8/31/06                  14.13        0.01           1.14         1.15        (0.02)           --           (0.02)
9/1/04 to 8/31/05                  12.62        0.01           1.50         1.51           --            --              --
9/1/03 to 8/31/04                  11.38       (0.01)          1.26         1.25        (0.01)           --           (0.01)
9/1/02 to 8/31/03                  10.50        0.01           0.87         0.88           --            --              --

CLASS I
11/13/07 to 2/29/08               $18.33      $ 0.05         $(1.65)      $(1.60)          --            --              --

(1)  Computed using average shares outstanding.
(2)  Sales charges, where applicable, are not reflected in total return calculation.
(3)  Not annualized
(4)  Annualized
(5)  Amount is less than $0.01.

                       See Notes to Financial Statements

                                                                                                RATIO OF
                                               NET                     NET      RATIO OF NET     GROSS      RATIO OF NET
                                              ASSET                   ASSETS,     OPERATING    OPERATING     INVESTMENT
                                CHANGE IN     VALUE,                  END OF     EXPENSES TO   EXPENSES TO    INCOME TO
                                NET ASSET     END OF      TOTAL       PERIOD     AVERAGE NET   AVERAGE NET   AVERAGE NET   PORTFOLIO
                                  VALUE       PERIOD    RETURN(2)    (000'S)       ASSETS        ASSETS        ASSETS      TURNOVER
====================================================================================================================================
--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
9/1/07 to 2/29/08                 $(1.37)     $16.71      (7.36)%(3) $170,482       1.35%(4)     1.48%(4)       0.73%(4)      46%(3)
9/1/06 to 8/31/07                   2.12       18.08      14.43       188,479       1.28         1.42           0.60          37
9/1/05 to 8/31/06                   1.22       15.96       9.02       168,209       1.25         1.39           0.86          33
9/1/04 to 8/31/05                   1.59       14.74      12.85       178,557       1.25         1.40           0.84          41
9/1/03 to 8/31/04                   1.29       13.15      11.74       201,230       1.25         1.38           0.68          53
9/1/02 to 8/31/03                   1.00       11.86       9.21       131,169       1.25         1.45           0.82          59

CLASS B
9/1/07 to 2/29/08                 $(1.36)     $15.95      (7.75)%(3)  $17,830       2.09%(4)     2.21%(4)      (0.02)%(4)     46%(3)
9/1/06 to 8/31/07                   2.05       17.31      13.64        24,731       2.03         2.17          (0.14)         37
9/1/05 to 8/31/06                   1.13       15.26       8.18        41,863       2.00         2.14           0.09          33
9/1/04 to 8/31/05                   1.52       14.13      12.05        58,869       2.00         2.15           0.10          41
9/1/03 to 8/31/04                   1.23       12.61      10.90        68,637       2.00         2.14          (0.07)         53
9/1/02 to 8/31/03                   0.88       11.38       8.38        72,051       2.00         2.20           0.08          59

CLASS C
9/1/07 to 2/29/08                 $(1.35)     $15.96      (7.75)%(3)  $47,621       2.10%(4)     2.23%(4)      (0.01)%(4)     46%(3)
9/1/06 to 8/31/07                   2.05       17.31      13.64        53,854       2.03         2.17          (0.15)         37
9/1/05 to 8/31/06                   1.13       15.26       8.18        57,345       2.00         2.14           0.10          33
9/1/04 to 8/31/05                   1.51       14.13      12.05        68,432       2.00         2.15           0.10          41
9/1/03 to 8/31/04                   1.24       12.62      10.80        78,570       2.00         2.13          (0.07)         53
9/1/02 to 8/31/03                   0.88       11.38       8.48        52,466       2.00         2.20           0.08          59

CLASS I
11/13/07 to 2/29/08               $(1.60)     $16.73      (8.78)%(3)  $27,566       1.17%(4)     1.31%(4)       0.88%(4)      46%(3)


                       See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)


1.   ORGANIZATION
     Phoenix Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     Currently, one Fund, the Phoenix Growth & Income Fund (the "Fund"), is offered for sale. The Fund has an investment objective of seeking capital appreciation and current income.

     The Fund offers the following classes of shares for sale:

               Class A       Class B       Class C       Class I
              ---------     ---------     --------      ---------
                  X             X             X             X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year of all purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.   SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Fund will be adopting SFAS 157 effective with the March 31, 2008 reporting of the financial statements.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.   INCOME TAXES:
     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which it invests.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004 - 2007 and the six months ended February 29, 2008) for purposes of implementing FIN48, and has concluded that no provision for income tax is required in the Fund's financial statements.

D.   DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   FOREIGN CURRENCY TRANSLATION:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F.   FOREIGN SECURITY COUNTRY DETERMINATION:
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


G.   REIT INVESTMENTS:
     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H.   SECURITIES LENDING:
     The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and/or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following rates as a percentage of the average daily net assets of the
Fund:
                                        $1 Billion
             First $1+ Billion       through $2 Billion      $2+ Billion
           --------------------     -------------------     --------------
                  0.75%                    0.70%                0.65%

     The Adviser has voluntarily agreed to limit total fund operating expenses (excluding interest, taxes, and extraordinary expenses) through December 31, 2008, so that such expenses do not exceed, on an annualized basis, the following percentages of the average annual net asset values for the Fund:

               Class A       Class B       Class C       Class I
              ---------     ---------     --------      ---------
                1.25%         2.00%         2.00%         1.00%

     Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the reimbursed expenses in the amount of $7 (reported in 000's) may be recaptured by the fiscal year ended 2010.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of (reported in 000's) $4 for Class A shares and deferred sales charges of $11 for Class B shares and $1 for Class C shares for the six-month period (the "period") ended February 29, 2008.

     In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended February 29, 2008, the Trust incurred administration fees totaling (reported in 000s) $116.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended February 29, 2008, transfer agent fees were (reported in 000s) $249 as reported in the Statement of Operations.

     At February 29, 2008, PNX and its affiliates and Phoenix-affiliated funds held shares which aggregated the following:

                                      Aggregate
                                      Net Asset
                                        Value
                      Shares       (reported in 000s)
                  --------------   ------------------
Class A ......      1,152,055           $19,251
Class I ......          5,546                91

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at February 29, 2008.


4.   PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended February 29, 2008 were as follows (reported in 000s):


            Purchases               Sales
         --------------        ----------------
            $153,709               $129,084

     There were no purchases or sales of long-term U.S. Government and agency securities for the period ended February 29, 2008.

5.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6.   REGULATORY EXAMS
     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

     The Company does not believe that the outcome of this matter will be material to these financial statements.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


7.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   FEDERAL INCOME TAX INFORMATION
     The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                   Expiration Year
    ----------------------------------------------------------------------------
       2009             2010           2011          2012             TOTAL
   ------------    -------------   -----------    -----------    --------------
    $5,932,965      $10,131,047    $21,438,761     $2,953,221      $40,455,994

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any are reported as ordinary income for federal tax purposes.

9.   PLAN OF REORGANIZATION
     On November 16, 2007, the Phoenix Growth & Income Fund ("Growth & Income") acquired all of the net assets of Phoenix Rising Dividends Fund ("Rising Dividends") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on October 17, 2007. The acquisition was accomplished by a tax-free exchange of 309,151 Class A shares, 74,182 Class B shares, 76,151 Class C shares, and 1,954,320 Class I shares of Growth & Income (valued at $5,597, $1,285, $1,319 and $35,381 (reported in
000s), respectively for 383,944 Class A shares, 89,093 Class B shares, 91,399 Class C shares, and 2,421,111 Class I shares of Rising Dividends outstanding on November 16, 2007. Rising Dividends had net assets on that date of $43,581 (reported in 000s) including $5,106 (reported in 000s) of net unrealized depreciation which were combined with those of Growth & Income. The aggregate net assets of Growth & Income immediately after the merger were $302,870 (reported in 000s). The shareholders of each class of Rising Dividends received for each share owned approximately 0.81, 0.83, 0.83 and 0.81 shares, respectively, for each Class A, Class B, Class C and Class I shares of Growth & income.


10.  SUBSEQUENT EVENT
     Effective March 10, 2008, the Phoenix Growth & Income Fund, a series of Phoenix Equity Series Fund ("Predecessor Fund"), has been reorganized into a Fund named Phoenix Growth & Income Fund, a series of Phoenix Equity Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management are the same as those of its Predecessor Fund and remain unchanged.

     On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners ("PXP"), to PNX's shareholders. The Fund's Administrator and Transfer Agent, PEPCO, a subsidiary of PXP, and PIC, a subsidiary of PXP, which is the Adviser to the Trust, are also intended to be part of the spin-off.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (UNAUDITED)


     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable advisor or sub-advisor was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds 1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisors to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisors on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisors. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisors, including (a) PIC's ability to select and monitor the sub-advisors; (b) PIC's ability to provide the services necessary to monitor the sub-advisors' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-advisor should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

     With respect to the sub-advisory Agreements, the Board noted that each sub-advisor provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-advisor's investment management process, including (a) the experience, capability and integrity of the sub-advisor's management and other personnel committed by the sub-advisor to manage its respective Fund(s); (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor's regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-advisor were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisors as necessary, with a view toward improving Fund performance over the long term.

--------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISOR FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISOR, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISORS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                BY THE BOARD OF TRUSTEES (UNAUDITED) (CONTINUED)



     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

     After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-advisor would be replaced in a timely manner.

     PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

     The Board did not separately review profitability information for each sub-advisor, noting that the sub-advisory fees are paid by PIC rather than the Funds.

     MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

     ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-advisor level.

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
  Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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

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

                                                          ------------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
[LOGO OMITTED]                                                   PAID
   PHOENIX                                                   LANCASTER, PA
                                                              PERMIT 1793
                                                          ------------------

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.




PXP212                                                                      4-08
BPD34586



ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1)  Not applicable.

 (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940  Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     May 5, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     May 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     May 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.